Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	£ 237	£ 281
Intangible assets	3,009	2,964
Investments in joint ventures and associates	392	398
Deferred income tax assets	60	95
Financial assets - derivative financial instruments	67	140
Retirement benefit assets	571	545
Other financial assets	93	77
Trade and other receivables	100	103
Total non-current assets	4,529	4,603
Current assets
Intangible assets - pre-publication	817	741
Inventories	164	148
Trade and other receivables	1,178	1,110
Financial assets - derivative financial instruments	1
Financial assets - marketable securities		8
Cash and cash equivalents (excluding overdrafts)	568	518
Total current assets	2,728	2,525
Assets classified as held for sale	648	760
Total assets	7,905	7,888
Non-current liabilities
Financial liabilities - borrowings	(674)	(1,066)
Financial liabilities - derivative financial instruments	(36)	(140)
Deferred income tax liabilities	(136)	(164)
Retirement benefit obligations	(100)	(104)
Provisions for other liabilities and charges	(145)	(55)
Other liabilities	(155)	(133)
Non-current liabilities	(1,246)	(1,662)
Current liabilities
Trade and other liabilities	(1,400)	(1,342)
Financial liabilities - borrowings	(46)	(19)
Financial liabilities - derivative financial instruments	(23)
Current income tax liabilities	(72)	(231)
Provisions for other liabilities and charges	(20)	(25)
Total current liabilities	(1,561)	(1,617)
Liabilities classified as held for sale	(573)	(588)
Total liabilities	(3,380)	(3,867)
Net assets	4,525	4,021
Equity
Share capital	195	200
Share premium	2,607	2,602
Treasury shares	(33)	(61)
Capital redemption reserve	11	5
Fair value reserve	19	13
Translation reserve	678	592
Retained earnings	1,039	662
Total equity attributable to equity holders of the company	4,516	4,013
Non-controlling interest	9	8
Total equity	£ 4,525	£ 4,021